Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2026
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities

The classification of the related assets and the maximum loss exposure as a result of the Company’s involvement with the VIE at September 30, 2026 was as follows (in thousands):

		Maximum Loss
		Exposure and
VIE Type	Asset Type	Carrying Amount(1)
AgeTech Investment	Other assets	$245
(1)The Company’s maximum loss exposure represents the aggregate carrying amount of such investments.